Cover	3 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Entity Registrant Name	Flora Growth Corp.
Entity Central Index Key	0001790169
Document Type	PRER14A
Amendment Flag	true
Amendment Description	Amendment No. 1